BASIS OF PRESENTATION	3 Months Ended
Mar. 31, 2014
Disclosure Text Block [Abstract]
Basis of Accounting [Text Block]
Note 2 - Basis of Presentation

The accompanying unaudited condensed financial statements of the Company have been prepared in accordance with generally accepted accounting principles for interim financial information. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. The results of operations for the three months ended March 31, 2014 are not necessarily indicative of the results to be expected for the year ending December 31, 2014. The interim condensed financial statements should be read in connection with the audited financial statements and footnotes for the year ended December 31, 2013.